Financial instruments - Summary of valuation techniques and inputs (Details) - Fair value $ in Millions	Jun. 30, 2022 USD ($)
Level 2 | Closely related listed product | Provisionally priced receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,155
Level 3 | Discounted cash flow | Royalty receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	235
Interest rate swaps | Level 2 | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(257)
Cross currency interest rate swaps | Level 2 | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(309)
Derivatives embedded in electricity contracts | Level 3 | Discounted cash flows/option model
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (178)